ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND NATURE OF OPERATIONS
ORGANIZATION AND NATURE OF OPERATIONS

1.      ORGANIZATION AND NATURE OF OPERATIONS

The accompanying consolidated financial statements include the financial statements of 51job, Inc. (the “Company”), its subsidiaries, which principally consist of 51net Beijing, 51net HR, 51net.com Inc. (“51net”), Qianjin Network Information Technology (Shanghai) Co., Ltd. (“Tech JV”), Shanghai Qianjin Advertising Co., Ltd. (“AdCo”), Shanghai Wang Cai Advertising Co., Ltd. (“Wang Cai AdCo”), Shanghai Wang Ju Human Resource Consulting Co., Ltd. (“Wang Ju”) and Qian Cheng Wu You Network Information Technology (Beijing) Co., Ltd. (“WFOE”), and certain variable interest entity (“VIE”) subsidiaries, which consist of Beijing Run An Information Consultancy Co., Ltd. (“Run An”), Beijing Qian Cheng Si Jin Advertising Co., Ltd. (“Qian Cheng”) and Shanghai Run An Lian Information Consultancy Co., Ltd. (“RAL”). On December 30, 2011, the Shanghai Administration for Industry and Commerce approved the closure of RAL. The Company, its subsidiaries and VIE subsidiaries are hereinafter collectively referred to as the “Group.”

The Group is an integrated human resource services provider in the People’s Republic of China (the “PRC” or “China”) and is principally engaged in recruitment related advertising services, including Internet recruitment services and the production of a city-specific publication of advertisement listings as newspaper inserts. The Group also provides other human resource related services, such as business process outsourcing, training, campus recruitment and executive search.